Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) reportingUnit operatingSegment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Foreign currency transaction losses	$ 5,000,000	$ 13,400,000	$ 3,400,000
Amount of receivables derecognized upon sale		371,500,000
Advanced cash payment		304,200,000
Non-cash addition to DPP receivable	0	64,710,000
Loss recognized with sale of receivables		2,600,000
Cash advanced payment from sale of receivables	96,300,000	269,700,000
Cash collected on DPP receivable	16,777,000	42,416,000
Value of outstanding principle on receivables sold		101,800,000
DPP receivable	0	22,294,000	0
Inventory adjustments	2,800,000	2,700,000	2,900,000
Inventory reserves	$ 25,000,000.0	25,900,000	16,900,000
Number of reporting units | reportingUnit	1
Impairment of goodwill or indefinite-lived intangible assets	$ 0	0	0
Impairment loss	6,800,000
Advertising costs	409,200,000	270,800,000	296,000,000
Refunds related to prior year purchases		25,900,000
Refunds related to current year purchases		43,700,000
Refunds related to purchases, not received	$ 0	45,400,000
Number of operating segments | operatingSegment	1
Restricted Stock Units (RSUs)
Schedule of Equity Method Investments [Line Items]
Requisite service period	3 years
Real Estate Spaces | Minimum
Schedule of Equity Method Investments [Line Items]
Operating lease term	2 years
Real Estate Spaces | Maximum
Schedule of Equity Method Investments [Line Items]
Operating lease term	12 years
Motor Vehicles | Minimum
Schedule of Equity Method Investments [Line Items]
Operating lease term	2 years
Motor Vehicles | Maximum
Schedule of Equity Method Investments [Line Items]
Operating lease term	5 years
Software and Software Development Costs
Schedule of Equity Method Investments [Line Items]
Capitalized internal-use software	$ 14,900,000	13,800,000
Capitalized internal-use software, assets not placed in service	500,000	1,500,000
Amortization expense	3,000,000.0
Cloud Computing Arrangements
Schedule of Equity Method Investments [Line Items]
Capitalized internal-use software	40,200,000	26,200,000
Capitalized internal-use software, assets not placed in service	3,500,000	23,600,000
Amortization expense	$ 7,800,000
SharkNinja (China) Technology
Schedule of Equity Method Investments [Line Items]
Joint venture operating losses		$ 400,000	$ 4,500,000